Financial Instruments	9 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Financial Instruments
5 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost is as follows:

(in millions)	As of December 31, 2023	As of March 31, 2023
Loans and other receivables carried at amortized cost
Loans receivable	$26	$25
Other receivables	7	18
Allowance for current expected credit losses	(19)	(22)
Loans and other receivables carried at amortized cost, net	$14	$21
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
For the fiscal year ended March 31, 2021, a loan receivable from Arduino SA (“Arduino”) was impaired in full as the balance was not expected to be recovered. In September 2023 and June 2022, the Company reduced the allowance for expected credit losses given the change in collectability with a corresponding reversal of expense for the portion of the loan receivable that was repaid in exchange for Series B preferred stock in Arduino. As of December 31, 2023, the loan receivable of $16.0 million from Arduino remained fully impaired.
The remaining balance of loans receivables as of December 31, 2023 comprised two five-year loans totaling $7.0 million issued to Allia Limited and a four-year loan of $3.1 million issued to Cerfe Labs, Inc that remained fully impaired. The remaining balance of loans receivables as of March 31, 2023 comprised a five-year loan of $3.1 million issued to Allia Limited and a four-year loan of $3.0 million issued to Cerfe Labs, Inc that was fully impaired in the fiscal year ended March 31, 2023.
Other receivables
As of March 31, 2023, balances included in other receivables comprised mainly of the $12.0 million receivable from the Company’s majority shareholder recorded in prepaid and other current assets on the Condensed Consolidated Balance Sheets related to the Company’s November 2021 sale of Pelion IOT Limited and its subsidiaries (“IoTP”). In August 2023, the Company distributed its receivable related to the Company’s sale of IoTP to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. The remaining balance as of December 31, 2023 and March 31, 2023, pertains to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net on the Condensed Consolidated Income Statements. For the three and nine months ended December 31, 2023 and 2022, there were no material gains recognized.